Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Voting Percentage of Related Party
Ownership	Number of Shares	Share Type	% of outstanding Shares	Voting Rights
Seenu Kasturi	508,600	Common	6.688	508,600
The kasturi Children’s Trust	561,777	Common	7.387	561,777
Saroj Kasturi	283,900	Common	3.733	283,900
Seenu Kasturi	449,581	Series A Convertible	100	44,958,100
Total Beneficial Voting Rights				46,312,377
Company Total Voting Rights				52,562,877
Percentage of total voting rights				88.1%